Credit substitutes (Tables)	12 Months Ended
Mar. 31, 2012
Available for sale Securities, Credit Substitute

The fair values of credit substitutes by type of instrument as of March 31, 2011 and March 31, 2012 were as follows:

	As of March 31,
	2011				2012
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute securities:
Debentures	Rs.	2,622.2	Rs.	2,584.3	Rs.	4,001.0	Rs.	4,009.5
Commercial paper		11,904.4		11,906.8		7,788.8		7,791.0

Total	Rs.	14,526.6	Rs.	14,491.1	Rs.	11,789.8	Rs.	11,800.5

					US$	231.7	US$	231.9

Financing Receivable, Credit Substitute, Credit Quality Indicators

The fair values of credit substitutes have been analyzed as follows:

	As of March 31,
	2011	2012	2012
	(In millions)
Performing	Rs.14,491.1	Rs.11,800.5	US$	231.9
Impaired—gross balance	106.7	102.8		2.0
Less: amounts provided for other than temporary impairments	106.7	102.8		2.0

Impaired credit substitutes, net	0	0		0

Total credit substitutes, net	Rs.14,491.1	Rs.11,800.5	US$	231.9

Impaired Financing Receivables, Credit Substitute

Impaired credit substitutes

	As of March 31,
	2011		2012		2012
	(In millions)
Gross impaired credit substitutes:
— on accrual status	Rs.	0	Rs.	0	US$	0
— on non-accrual status		106.7		102.8		2.0

Total	Rs.	106.7	Rs.	102.8	US$	2.0

Gross impaired credit substitutes by industry:
— Textiles & Garments	Rs.	101.7	Rs.	53.1	US$	1.0
— Leather Products		0		24.1		0.5
— Automobile and Auto Ancillary		0		22.0		0.4
— Drugs and Pharmaceuticals		5.0		3.6		0.1

Total	Rs.	106.7	Rs.	102.8	US$	2.0

Average impaired credit substitutes	Rs.	53.4	Rs.	51.4	US$	1.0

Interest income recognized on impaired credit substitutes	Rs.	0	Rs.	0	US$	0